Post-retirement benefits - Summary of fair value of plan assets (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [Line Items]
Proportions of total fair value of assets	100.00%	100.00%
Equities [member]
Disclosure of fair value of plan assets [Line Items]
Proportions of total fair value of assets	20.70%	32.40%
Quoted [member]
Disclosure of fair value of plan assets [Line Items]
Proportions of total fair value of assets	16.70%	28.60%
Private [member]
Disclosure of fair value of plan assets [Line Items]
Proportions of total fair value of assets	4.00%	3.80%
Bonds [member]
Disclosure of fair value of plan assets [Line Items]
Proportions of total fair value of assets	63.60%	53.20%
Government fixed income bonds [member]
Disclosure of fair value of plan assets [Line Items]
Proportions of total fair value of assets	18.00%	14.30%
Government inflation- linked bonds [member]
Disclosure of fair value of plan assets [Line Items]
Proportions of total fair value of assets	15.50%	13.10%
Corporate and other publicly quoted bonds [member]
Disclosure of fair value of plan assets [Line Items]
Proportions of total fair value of assets	27.10%	23.50%
Private bonds [member]
Disclosure of fair value of plan assets [Line Items]
Proportions of total fair value of assets	3.00%	2.30%
Property [member]
Disclosure of fair value of plan assets [Line Items]
Proportions of total fair value of assets	11.00%	11.20%
Quoted property funds [member]
Disclosure of fair value of plan assets [Line Items]
Proportions of total fair value of assets	5.10%	5.80%
Unquoted property funds [member]
Disclosure of fair value of plan assets [Line Items]
Proportions of total fair value of assets	5.90%	5.40%
Qualifying Insurance policies [member]
Disclosure of fair value of plan assets [Line Items]
Proportions of total fair value of assets	0.10%	0.20%
Cash & other [member]
Disclosure of fair value of plan assets [Line Items]
Proportions of total fair value of assets	4.60%	3.00%